Business Segments	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Business Segments
BUSINESS SEGMENTS
Each of the Company’s reportable operating segments serves the specific needs of the Company’s customers based on the products and services it offers. The reportable segments are based upon those revenue-producing components for which separate financial information is produced internally and primarily reflect the manner in which resources are allocated and performance is assessed. Further, the reportable operating segments are also determined based on the quantitative thresholds prescribed within ASC Topic 280, Segment Reporting, and consideration of the usefulness of the information to the users of the consolidated financial statements.
The Company reports the results of its operations through three reportable segments: IBERIABANK, IMC, and LTC. The IBERIABANK segment represents the Company’s commercial and retail banking functions, including its lending, investment, and deposit activities. IBERIABANK also includes the Company’s wealth management, capital markets, and other corporate functions. The IMC segment represents the Company’s origination, funding, and subsequent sale of one-to-four family residential mortgage loans. The LTC segment represents the Company’s title insurance and loan closing services.
Certain expenses not directly attributable to a specific reportable segment are allocated to segments based on pre-determined methods that reflect utilization. Also within IBERIABANK are certain reconciling items that translate reportable segment results into consolidated results. The following tables present certain information regarding our operations by reportable segment, including a reconciliation of segment results to reported consolidated results for the periods presented. Reconciling items between segment results and reported results include:

•
Elimination of interest income and interest expense representing interest earned by IBERIABANK on interest-bearing checking accounts held by related companies, as well as the elimination of the related deposit balances at the IBERIABANK segment;

•	Elimination of investment in subsidiary balances on certain operating segments included in total and average segment assets; and

•	Elimination of intercompany due to and due from balances on certain operating segments that are included in total and average segment assets.

	Year Ended December 31, 2015
(Dollars in thousands)	IBERIABANK	IMC	LTC	Consolidated
Interest and dividend income	$639,793	$7,062	$3	$646,858
Interest expense	56,222	2,878	—	59,100
Net interest income	583,571	4,184	3	587,758
Provision for loan losses	30,908	—	—	30,908
Mortgage income	1,426	79,696	—	81,122
Title revenue	—	—	22,837	22,837
Other non-interest income	116,443	(2)	(7)	116,434
Allocated expenses	(16,253)	12,036	4,217	—
Non-interest expense	495,158	57,784	17,363	570,305
Income before income tax expense	191,627	14,058	1,253	206,938
Income tax expense	58,006	5,581	507	64,094
Net income	$133,621	$8,477	$746	$142,844
Total loans and loans held for sale, net of unearned income	$14,305,663	$188,012	$—	$14,493,675
Total assets	19,220,085	256,888	27,095	19,504,068
Total deposits	16,173,831	4,917	—	16,178,748
Average assets	18,146,216	230,819	25,671	18,402,706

	Year Ended December 31, 2014
(Dollars in thousands)	IBERIABANK	IMC	LTC	Consolidated
Interest and dividend income	$498,820	$5,992	$3	$504,815
Interest expense	42,983	1,721	—	44,704
Net interest income	455,837	4,271	3	460,111
Provision for loan losses	18,966	94	—	19,060
Mortgage income	71	51,726	—	51,797
Title revenue	—	—	20,492	20,492
Other non-interest income	101,401	(61)	(1)	101,339
Allocated expenses	(11,602)	8,203	3,399	—
Non-interest expense	412,165	44,761	16,688	473,614
Income before income tax expense	137,780	2,878	407	141,065
Income tax expense	34,352	1,148	183	35,683
Net income	$103,428	$1,730	$224	$105,382
Total loans and loans held for sale, net of unearned income	$11,415,973	$165,143	$—	$11,581,116
Total assets	15,537,731	194,156	26,017	15,757,904
Total deposits	12,515,329	5,196	—	12,520,525
Average assets	14,430,768	176,003	25,223	14,631,994

	Year Ended December 31, 2013
(Dollars in thousands)	IBERIABANK	IMC	LTC	Consolidated
Interest and dividend income	$431,418	$5,747	$32	$437,197
Interest expense	45,150	1,803	—	46,953
Net interest income	386,268	3,944	32	390,244
Provision for loan losses	5,123	22	—	5,145
Mortgage income	2	64,195	—	64,197
Title revenue	—	—	20,526	20,526
Other non-interest income	84,243	(10)	2	84,235
Allocated expenses	(7,453)	5,417	2,036	—
Non-interest expense	406,380	49,723	16,693	472,796
Income before income tax expense	66,463	12,967	1,831	81,261
Income tax expense	10,299	5,093	741	16,133
Net income	$56,164	$7,874	$1,090	$65,128
Total loans and loans held for sale, net of unearned income	$9,472,908	$147,553	$—	$9,620,461
Total assets	13,167,162	173,131	25,257	13,365,550
Total deposits	10,734,030	2,970	—	10,737,000
Average assets	12,794,997	183,513	25,478	13,003,988